Events after the reporting period (Details) ₽ in Thousands	Jul. 12, 2022 RUB (₽) item
Disposal of major subsidiary | Nexters Studio LLC, Nexters Online LLC and Lightmap LLC
Disclosure of non-adjusting events after reporting period [line items]
Percentage Of Interest Disposed	100.00%
Disposal of major subsidiary | Nexters Studio LLC
Disclosure of non-adjusting events after reporting period [line items]
Maximum proceeds from disposal	₽ 200
Disposal of major subsidiary | Nexters Online LLC
Disclosure of non-adjusting events after reporting period [line items]
Maximum proceeds from disposal	100
Disposal of major subsidiary | Lightmap LLC
Disclosure of non-adjusting events after reporting period [line items]
Maximum proceeds from disposal	₽ 100
Disposal of major subsidiary | Game Positive LLC
Disclosure of non-adjusting events after reporting period [line items]
Percentage Of Interest Disposed	70.00%
Maximum proceeds from disposal	₽ 100
Relocation of Personnel and Optimization of Headcount
Disclosure of non-adjusting events after reporting period [line items]
Number of employees relocated | item	600